DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (Details) - USD ($)		1 Months Ended	6 Months Ended	11 Months Ended
	Jul. 30, 2020	Aug. 31, 2020	Jun. 30, 2021	Dec. 31, 2020	Aug. 31, 2021
Description of Organization and Business Operations Details Line Items
Proceeds from public offering	$ 172,500,000	$ 172,500,000		$ 172,500,000
Proceeds from issuance of private placement warrants	5,700,000	$ 5,700,000		5,700,000
Trust account deposit	$ 172,500,000				$ 172,500,000
Maximum withdrawal from Trust Account for working capital			$ 250,000
Interest to pay dissolution expenses			$ 100,000	$ 100,000
Redeem public shares, percentage			100.00%	100.00%
Threshold period to complete business combination			24 months
Trust account percentage			80.00%	80.00%
Business combination of redeem shares			$ 5,000,001	$ 5,000,001
Pay dissolution expenses				$ 100,000
Class A Common Stock
Description of Organization and Business Operations Details Line Items
Redemption of shares, percentage			100.00%	100.00%